UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/11

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Schuck
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Kellie Lentes             Springfield, MA            04/04/11


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	102

Form 13F Information Table Value Total:	$652658
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     9992 326418.00SH       SOLE                326418.00
Aflac Inc                      COM              001055102    13912 263586.54SH       SOLE                263586.54
Altria Group Inc               COM              02209S103      931 35757.00 SH       SOLE                 35757.00
American Electric Power        COM              025537101      222  6321.00 SH       SOLE                  6321.00
American Express Co            COM              025816109     7426 164299.18SH       SOLE                164299.18
Apache Corp                    COM              037411105    22432 171341.32SH       SOLE                171341.32
Apple Computer Inc             COM              037833100     6422 18431.00 SH       SOLE                 18431.00
Bank of America Corp           COM              060505104      178 13365.00 SH       SOLE                 13365.00
Bank of Montreal               COM              063671101    13882 213631.01SH       SOLE                213631.01
Becton Dickinson Corp          COM              075887109    12088 151815.44SH       SOLE                151815.44
Berkshire Hathaway Inc Del Cl  COM              084670702      289  3460.00 SH       SOLE                  3460.00
Berkshire Hills Bancorp        COM              084680107      371 17802.00 SH       SOLE                 17802.00
Bristol Myers Squibb           COM              110122108     1157 43794.00 SH       SOLE                 43794.00
Calgon Carbon                  COM              129603106     6118 385267.00SH       SOLE                385267.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      416  3868.00 SH       SOLE                  3868.00
Chubb Corporation              COM              171232101     5717 93255.00 SH       SOLE                 93255.00
Cisco                          COM              17275R102    16441 958673.00SH       SOLE                958673.00
Citigroup Inc                  COM              172967101       66 15032.00 SH       SOLE                 15032.00
Coca Cola Co                   COM              191216100      812 12237.04 SH       SOLE                 12237.04
Costco Warehouse Corp          COM              22160K105    16333 222763.58SH       SOLE                222763.58
Direxion Shs ETF Large Cap Bea COM              25459W151     1264 35500.00 SH       SOLE                 35500.00
Dominion Resources Inc         COM              25746U109      747 16708.00 SH       SOLE                 16708.00
Duke Energy Corp               COM              26441C105      911 50189.00 SH       SOLE                 50189.00
Dupont                         COM              263534109      891 16205.00 SH       SOLE                 16205.00
EAFE Int'l                     COM              464287465    17097 284567.39SH       SOLE                284567.39
EAFE Int'l-Vanguard            COM              921943858    11209 300435.00SH       SOLE                300435.00
EMC Corp                       COM              268648102    20322 765138.00SH       SOLE                765138.00
Emerging Markets MSCI          COM              464287234     4104 84330.00 SH       SOLE                 84330.00
Emerging Markets-Vanguard      COM              922042858     4239 86600.00 SH       SOLE                 86600.00
Equifax Inc                    COM              294429105     4362 112285.00SH       SOLE                112285.00
ExxonMobil Corp                COM              30231G102    25915 308033.54SH       SOLE                308033.54
Fiserv Inc                     COM              337738108    12936 206255.00SH       SOLE                206255.00
Fluor Corporation              COM              343412102    12295 166915.77SH       SOLE                166915.77
General Dynamics Corp          COM              369550108    12885 168305.00SH       SOLE                168305.00
General Electric               COM              369604103    16368 816351.90SH       SOLE                816351.90
Goldman Sachs                  COM              38141G104    15690 98927.00 SH       SOLE                 98927.00
Google Inc-CL A                COM              38259P508    18848 32153.00 SH       SOLE                 32153.00
Huntington Bancshares Inc      COM              446150104       77 11598.00 SH       SOLE                 11598.00
IBM                            COM              459200101      219  1346.00 SH       SOLE                  1346.00
IShares Biotech                COM              464287556    10482 104649.00SH       SOLE                104649.00
IShares Russell 2000           COM              464287655     1012 12024.00 SH       SOLE                 12024.00
IShares S&P Preferred Stock In COM              464288687     3323 83820.00 SH       SOLE                 83820.00
ITT Inds Inc Ind               COM              450911102    15530 258615.50SH       SOLE                258615.50
Illinois Tool Works Inc        COM              452308109     3652 67975.00 SH       SOLE                 67975.00
Intel Corp                     COM              458140100    13751 681773.47SH       SOLE                681773.47
Ishares S&P 600                COM              464287804    20946 284741.30SH       SOLE                284741.30
JP Morgan Chase                COM              46625H100      256  5550.00 SH       SOLE                  5550.00
Johnson & Johnson              COM              478160104    13292 224340.73SH       SOLE                224340.73
Kimberly-Clark Corp            COM              494368103      902 13820.00 SH       SOLE                 13820.00
Kraft Foods Inc Cl A           COM              50075N104      780 24881.00 SH       SOLE                 24881.00
Lowes                          COM              548661107      711 26892.00 SH       SOLE                 26892.00
Market Vectors Gold ETF        COM              57060U100      206  3425.00 SH       SOLE                  3425.00
Medtronic Inc                  COM              585055106    14558 369958.90SH       SOLE                369958.90
Merck & Co Inc                 COM              58933Y105      212  6422.00 SH       SOLE                  6422.00
Microsoft Corp                 COM              594918104    14753 581754.10SH       SOLE                581754.10
Minnesota Mng & Mfg            COM              88579Y101    15430 165024.93SH       SOLE                165024.93
Nalco Holding Co               COM              62985Q101     3003 109975.00SH       SOLE                109975.00
Nokia Corp Sponsored ADR       COM              654902204      633 74345.00 SH       SOLE                 74345.00
Northeast Utilities            COM              664397106      231  6674.00 SH       SOLE                  6674.00
Northern Trust Corp            COM              665859104     7248 142809.09SH       SOLE                142809.09
Nutracea                       COM              67060N204       28 75129.00 SH       SOLE                 75129.00
Oracle Corp                    COM              68389X105    11906 356796.18SH       SOLE                356796.18
Paychex Inc                    COM              704326107    12340 393494.96SH       SOLE                393494.96
Peoples United Fin'l Inc       COM              712704105     1256 99820.00 SH       SOLE                 99820.00
Pfizer Inc                     COM              717081103     1241 61093.00 SH       SOLE                 61093.00
Phillip Morris International,  COM              718172109    11729 178713.81SH       SOLE                178713.81
Pitney Bowes                   COM              724479100      328 12775.00 SH       SOLE                 12775.00
ProShares Ultra Short 20yr     COM              74347R297      311  8297.00 SH       SOLE                  8297.00
Procter & Gamble               COM              742718109    17139 278228.31SH       SOLE                278228.31
Proshares Ultrashort 10 Year   COM              74347R313      254  6000.00 SH       SOLE                  6000.00
Qualcomm Inc                   COM              747525103    16457 300143.06SH       SOLE                300143.06
Rite Aid Corp                  COM              767754104       27 25625.00 SH       SOLE                 25625.00
SPDR Gold Trust                COM              78463V107      250  1785.00 SH       SOLE                  1785.00
SPDR S&P Midcap 400            COM              78467Y107     7216 40191.00 SH       SOLE                 40191.00
Schlumberger Ltd               COM              806857108     7737 82962.00 SH       SOLE                 82962.00
Searchlight Minerals Corp Com  COM              812224202       47 92850.00 SH       SOLE                 92850.00
Sirius XM Radio Inc            COM              82967N108      149 89700.00 SH       SOLE                 89700.00
Smith & Wesson                 COM              831756101       38 10625.00 SH       SOLE                 10625.00
Southern Co                    COM              842587107     1055 27678.00 SH       SOLE                 27678.00
Spdr Tr Unit Ser 1             COM              78462F103     5107 38517.00 SH       SOLE                 38517.00
Staples Inc                    COM              855030102      227 11670.00 SH       SOLE                 11670.00
Target Corp                    COM              87612E106    11437 228702.28SH       SOLE                228702.28
Transocean LTD                 COM              H8817H100     8859 113613.00SH       SOLE                113613.00
United Parcel Svc Cl B         COM              911312106    13081 176011.45SH       SOLE                176011.45
United Technologies            COM              913017109     2017 23822.00 SH       SOLE                 23822.00
Vanguard Info Tech             COM              92204A702      203  3165.00 SH       SOLE                  3165.00
Vanguard Mid Cap               COM              922908629     8501 105540.01SH       SOLE                105540.01
Vanguard Small Cap ETF         COM              922908751     1288 16310.00 SH       SOLE                 16310.00
Verizon Communications         COM              92343V104     1051 27281.00 SH       SOLE                 27281.00
Walt Disney                    COM              254687106    16703 387632.47SH       SOLE                387632.47
Wave Systems                   COM              943526301      125 40000.00 SH       SOLE                 40000.00
Xcel Energy Inc                COM              98389B100      206  8620.00 SH       SOLE                  8620.00
1-3 Yr Treasury ETF            ETF              464287457      273  3265.00 SH       SOLE                  3265.00
1-30 Laddered Treasury ETF     ETF              73936T524     1704 62078.00 SH       SOLE                 62078.00
Aggregate Bond ETF             ETF              464287226      392  3730.00 SH       SOLE                  3730.00
Fixed Rate Mortgage Bond ETF   ETF              464288588    14085 133721.00SH       SOLE                133721.00
High Yield Bond ETF            ETF              78464A417      939 23190.00 SH       SOLE                 23190.00
Powershares 3X Short 25+       ETF              25154N530      264 10000.00 SH       SOLE                 10000.00
Total Bond Mkt ETF             ETF              921937835    19900 248688.00SH       SOLE                248688.00
Investment Co America Cls A                     461308108      290 9920.278 SH       SOLE                 9920.278
Americ Int GR Frac Warrant (Ex WT               ACG874152        0   168684 SH       SOLE                   168684